American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2024

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.6%
Focused Dynamic Growth Fund G Class(2)	319,915	21,399,138
Focused Large Cap Value Fund G Class	12,631,099	140,836,749
Growth Fund G Class	1,595,303	96,611,559
Heritage Fund G Class	1,794,446	54,497,328
Mid Cap Value Fund G Class	4,223,398	71,206,484
Select Fund G Class	129,902	16,379,340
Small Cap Growth Fund G Class(2)	1,113,935	26,311,151
Small Cap Value Fund G Class	2,380,562	26,352,819
Sustainable Equity Fund G Class	2,847,077	157,841,976
		611,436,544
Domestic Fixed Income Funds — 27.6%
Diversified Bond Fund G Class	27,165,457	249,107,239
High Income Fund G Class	7,086,810	61,513,511
Inflation-Adjusted Bond Fund G Class	5,228,976	55,740,889
Short Duration Fund G Class	1,615,680	15,817,504
Short Duration Inflation Protection Bond Fund G Class	1,223,423	12,870,412
		395,049,555
International Equity Funds — 18.5%
Emerging Markets Fund G Class	3,864,320	45,676,263
Global Real Estate Fund G Class	1,794,985	24,932,337
International Growth Fund G Class	6,337,143	80,925,311
International Small-Mid Cap Fund G Class	2,532,690	25,934,749
International Value Fund G Class	6,708,329	60,307,874
Non-U.S. Intrinsic Value Fund G Class	2,848,726	27,860,544
		265,637,078
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	3,876,236	34,614,789
Global Bond Fund G Class	14,354,054	126,746,297
		161,361,086
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,192,375,565)		1,433,484,263
OTHER ASSETS AND LIABILITIES — 0.0%		(1,783)
TOTAL NET ASSETS — 100.0%		$1,433,482,480

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$22,433	—	$998	$(36)	$21,399	320	$1,217	—
Focused Large Cap Value Fund	144,769	$1,450	8,417	3,035	140,837	12,631	1,339	$954
Growth Fund	96,742	3,480	6,294	2,684	96,612	1,595	635	—
Heritage Fund	55,821	—	3,203	1,879	54,497	1,794	1,954	—
Mid Cap Value Fund	74,922	448	4,214	50	71,206	4,223	638	449
Select Fund	16,440	—	442	381	16,379	130	90	—
Small Cap Growth Fund(3)	27,133	101	840	(83)	26,311	1,114	207	—
Small Cap Value Fund	27,713	422	622	(1,160)	26,353	2,381	46	130
Sustainable Equity Fund	160,428	2,498	6,632	1,548	157,842	2,847	1,978	—
Diversified Bond Fund	252,156	9,792	11,620	(1,221)	249,107	27,165	(1,199)	3,111
High Income Fund	62,422	1,126	2,762	728	61,514	7,087	(288)	1,124
Inflation-Adjusted Bond Fund	56,182	—	884	443	55,741	5,229	(121)	—
Short Duration Fund	14,566	1,244	—	8	15,818	1,617	—	196
Short Duration Inflation Protection Bond Fund	11,921	813	—	136	12,870	1,223	—	—
Emerging Markets Fund	47,248	16	2,589	1,001	45,676	3,864	358	—
Global Real Estate Fund	25,604	—	1,997	1,325	24,932	1,795	225	—
International Growth Fund	82,996	1,485	1,938	(1,618)	80,925	6,337	278	—
International Small-Mid Cap Fund	27,442	28	777	(758)	25,935	2,533	(36)	—
International Value Fund	61,082	335	561	(548)	60,308	6,708	27	—
Non-U.S. Intrinsic Value Fund	29,485	6	1,003	(627)	27,861	2,849	25	—
Emerging Markets Debt Fund	35,152	476	1,507	494	34,615	3,876	(200)	476
Global Bond Fund	126,787	204	1,671	1,426	126,746	14,354	(266)	—
	$1,459,444	$23,924	$58,971	$9,087	$1,433,484	111,672	$6,907	$6,440
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.